Stockholders' Equity (Deficit) (Details Narrative) (10-K)															3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 06, 2019 shares	Dec. 24, 2018 USD ($)	Dec. 17, 2018 shares	Nov. 15, 2018 USD ($) $ / shares shares	Nov. 15, 2018 $ / shares shares	Nov. 14, 2018 USD ($) $ / shares shares	Sep. 04, 2018 USD ($) shares	Aug. 31, 2018 shares	Aug. 08, 2018 USD ($) $ / shares shares	Apr. 19, 2018 USD ($) $ / shares shares	Mar. 08, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) shares	Jan. 30, 2018 USD ($) $ / shares shares	Jan. 18, 2018 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 shares	Sep. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares
Number of common stock sold														10,057
Proceeds from sale of common stock | $														$ 300,000
Debt conversion, converted instrument, amount | $																					$ 159,584
Debt conversion, converted instrument, shares issued																					4,518
Issuance of common stock for cash, shares																						213,707
Issuance of Series A Preferred stock for services, shares																					3,333
Number of common stock amount granted to service provider | $																						$ 25,000
Preferred shares authorized															5,000,000				5,000,000		5,000,000	5,000,000
Preferred shares par value | $ / shares															$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Warrant exercise price | $ / shares											$ 15.60										$ 6.00	$ 59.04	$ 0.00
Unamortized stock compensation | $																					$ 249,219
Issuance common stock, description													For the Alpha Capital Anstalt issuance, the Company recorded 90% of the issuance or 192,336 common shares as cost of capital raise and 10% of the issuance or 21,371 common shares as advisory services.
Reduction to additional paid in capital and advisory service costs | $													$ 1,510,722
Warrants term											5 years
Compensation term | $															$ (50,063)		$ 787,736		$ 588,056	$ 2,435,538	3,867,664	$ 708,998
Sales and marketing expense | $																					6,982
Modification expense | $																					$ 60,516
Exercise price | $ / shares															$ 2.32				$ 2.32
Volatility rate															151.76%				151.76%
Risk-free interest rate															2.70%				2.70%
Expected life															5 years 6 months				5 years 6 months
Weighted-average recognition period																			1 year 3 months 26 days		2 years 29 days
Outstanding options to purchase shares of common stock were exercisable																					266,394
Weighted-average exercise price per share, exercisable | $ / shares																					$ 19.08
Warrants exercisable term																					5 years
Amortization | $																					$ 350,385	$ 218,660
Share Price [Member]
Warrant exercise price | $ / shares				$ 3.90	$ 3.90						$ 13.20
Risk Free Interest Rate [Member]
Warrants, measurement input											0.0263
Volatility Rate [Member]
Warrants, measurement input				144.3	144.3						1.2063
Dividend Rate [Member]
Warrants, measurement input				0	0						0.00
Alpha Capital Anstalt [Member]
Number of common stock sold																			299,043
Proceeds from sale of common stock | $																			$ 1,235,000
Issuance of common stock for cash, shares													213,707
General and administrative expense | $													$ 167,858
Palladium Capital Advisors [Member]
Issuance of common stock for cash, shares													35,558
General and administrative expense | $													$ 279,327
2014 Equity Incentive Plan [Member]
Common stock reserved for issuance																					706,629
Common shares available for grant																					159,213
Amended and Restated 2014 Equity Incentive Plan [Member]
Common shares available for grant																					285,417
Restricted Stock Units [Member]
Number of restricted stock units issued	244,643
Unamortized stock compensation | $												$ 289,842
General and administrative expense | $																			66,005	$ 172,142
Cash [Member]
Compensation term | $		$ 20,000
Discontinued Operations [Member]
Sales and marketing expense | $																					$ 74,109
Maximum [Member]
Exercise price | $ / shares																	$ 10.92			$ 10.92	$ 1.62
Expected life																	5 years 14 months 30 days			5 years 14 months 30 days	5 years 1 month 16 days
Maximum [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input				2.78	2.78
Minimum [Member]
Exercise price | $ / shares																	$ 13.26			$ 13.26	$ 13.26
Expected life																	5 years 3 months 29 days			5 years 3 months 29 days	5 years 6 months
Minimum [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input				2.77	2.77
Series Seed Preferred Stock [Member]
Conversion of stock, shares converted													275,691
General and Administrative Expense [Member]
Number of common stock amount granted to service provider | $																					$ 31,800
Compensation term | $															$ (53,862)		$ 785,609		$ 576,782	$ 2,426,701
Series H-4 Warrants [Member]
Common stock issued for exercise of warrant							260,116
Common Stock [Member]
Issuance of common stock for cash, shares			14,653
Conversion of stock, shares converted					10,535,880								101,991
Compensation term | $		$ 33,333
Common Stock [Member] | Series Seed Preferred Stock [Member]
Conversion of stock, shares converted													45,949
Series H-4 Convertible Preferred Stock [Member]
Issuance of common stock for cash, shares				187,267			260,116	25,000
Warrants to purchase share of common stock							260,116
Issuance of Series A Preferred stock for services, shares											1,371
Conversion of stock, shares converted			224		25,475														21,591
Preferred shares authorized											30,000
Preferred shares par value | $ / shares											$ 235.50
Preferred stock, conversion price | $ / shares											$ 3.60
Aggregate issued and outstanding shares percentage											9.99%
Warrant exercise price | $ / shares				$ 3.60	$ 3.60
Increase and decrease to additional paid in capital | $											$ 568,648
Series H-4 Convertible Preferred Stock [Member] | Maximum [Member]
Preferred shares authorized											30,000
Preferred shares par value | $ / shares											$ 235.50
Series A Preferred Stock [Member]
Issuance of common stock for cash, shares											11,093
Issuance of Series A Preferred stock for services, shares																						8,034
Number of common stock amount granted to service provider | $																						$ 1
Conversion of stock, shares converted													611,944
Preferred shares authorized															1,963,877				1,963,877		1,963,877	642,728
Preferred stock, shares outstanding															0				0		0	611,944
Series H Convertible Preferred Stock [Member]
Issuance of common stock for cash, shares													8
Preferred shares par value | $ / shares													$ 616
Preferred stock, conversion price | $ / shares													$ 36.96
Aggregate issued and outstanding shares percentage													9.99%
Series H 1 Convertible Preferred Stock [Member]
Preferred shares authorized													9,488
Preferred stock, shares outstanding
Series H 2 Convertible Preferred Stock [Member]
Preferred shares authorized													3,500
Preferred shares par value | $ / shares													$ 138
Preferred stock, shares outstanding
Series H-3 Preferred Stock [Member]
Issuance of common stock for cash, shares													2,189
Preferred shares par value | $ / shares													$ 552
Preferred stock, conversion price | $ / shares													$ 33.12
Aggregate issued and outstanding shares percentage													9.99%
Common Stock Warrants [Member]
Issuance of Series A Preferred stock for services, shares											22,850
Merger Warrants [Member]
Warrants term																					5 years
Merger Warrants [Member] | Share Price [Member]
Warrant exercise price | $ / shares																					$ 59.04
Merger Warrants [Member] | Dividend Rate [Member]
Warrants, measurement input																					0.0000
Merger Warrants [Member] | Risk Free Interest Rate One [Member]
Warrants, measurement input																					0.0161
Merger Warrants [Member] | Risk Free Interest Rate Two [Member]
Warrants, measurement input																					0.0170
Merger Warrants [Member] | Risk Free Interest Rate Three [Member]
Warrants, measurement input																					0.0201
Merger Warrants [Member] | Volatility Rate One [Member]
Warrants, measurement input																					1.61
Merger Warrants [Member] | Volatility Rate Two [Member]
Warrants, measurement input																					1.47
Merger Warrants [Member] | Volatility Rate Three [Member]
Warrants, measurement input																					1.50
Merger Warrants [Member] | Maximum [Member]
Warrant exercise price | $ / shares																					$ 17.40
Merger Warrants [Member] | Minimum [Member]
Warrant exercise price | $ / shares																					$ 16.68
Series H-4 Warrants [Member]
Issuance of common stock for cash, shares							260,116		447,383
Warrants to purchase share of common stock							260,116		260,116
Warrant exchange description											The terms of the Series J Warrants are substantially identical to the terms of the Series H-4 Warrants except that (i) the exercise price is equal to $6.00, (ii) the Series J Warrants may be exercised at all times beginning on the 6-month anniversary of the issuance date on a cash basis and also on a cashless basis, (iii) the Series J Warrants do not contain any provisions for anti-dilution adjustment and (iv) the Company has the right to require the Holders to exercise all or any portion of the Series J Warrants still unexercised for a cash exercise if the volume-weighted average price (as defined in the Series J Warrant) for the Company's common stock equals or exceeds $9.00 for not less than ten consecutive trading days.
Warrant exercise price | $ / shares									$ 15.60
Warrant, exercise price, decrease | $ / shares											$ 3.60
Proceeds from issuance of warrants | $							$ 936,423
Deemed dividend | $									$ 63,760
Series H-4 Warrants [Member] | Maximum [Member]
Warrants to purchase share of common stock				187,267	187,267
Warrant exercise price | $ / shares				$ 3.60	$ 3.60
Series J Warrants [Member]
Deemed dividend | $																					$ 1,019,040
Difference between the fair value of the modified award | $																					129,476
Fair value adjustment of warrants | $				$ 889,564																	$ 889,564
Series J Warrants [Member] | Share Price [Member]
Warrant exercise price | $ / shares																					$ 3.90
Series J Warrants [Member] | Volatility Rate [Member]
Warrants, measurement input																					1.443
Series J Warrants [Member] | Dividend Rate [Member]
Warrants, measurement input																					0.00
Series J Warrants [Member] | Risk Free Interest Rate One [Member]
Warrants, measurement input																					0.0277
Series J Warrants [Member] | Risk Free Interest Rate Two [Member]
Warrants, measurement input																					0.0278
Series J Warrants [Member] | Maximum [Member]
Warrants term																					5 years
Series J Warrants [Member] | Minimum [Member]
Warrants term																					4 years 6 months 3 days
Series K Warrants [Member]
Warrants to purchase share of common stock						277,778
Preferred stock, shares outstanding						0.0999
Warrant exercise price | $ / shares						$ 3.54
Proceeds from issuance of warrants | $						$ 983,329
Warrant exercisable price | $ / shares						$ 0.06
Warrants expiration period						2020-2024
Investor [Member] | Common Stock [Member]
Conversion of stock, shares converted			14,653
Investor [Member] | Series H-4 Convertible Preferred Stock [Member]
Conversion of stock, shares converted			224
Two Members of Management [Member] | Restricted Stock Units [Member]
Number of restricted stock units issued												244,643
Fair market value of restricted stock | $												$ 3,243,966
Warrant Exchange Agreements [Member] | Share Price [Member]
Warrant exercise price | $ / shares										$ 10.32
Warrant Exchange Agreements [Member] | Dividend Rate [Member]
Warrants, measurement input										0.00
Warrant Exchange Agreements [Member] | Risk Free Interest Rate One [Member]
Warrants, measurement input										0.0276
Warrant Exchange Agreements [Member] | Risk Free Interest Rate Two [Member]
Warrants, measurement input										0.0294
Warrant Exchange Agreements [Member] | Volatility Rate One [Member]
Warrants, measurement input										1.03
Warrant Exchange Agreements [Member] | Volatility Rate Two [Member]
Warrants, measurement input										1.10
Warrant Exchange Agreements [Member] | Maximum [Member]
Warrants term										4 years 1 month 16 days
Warrant Exchange Agreements [Member] | Maximum [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input										2.94
Warrant Exchange Agreements [Member] | Maximum [Member] | Volatility Rate [Member]
Warrants, measurement input										110
Warrant Exchange Agreements [Member] | Minimum [Member]
Warrants term										3 years
Warrant Exchange Agreements [Member] | Minimum [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input										2.76
Warrant Exchange Agreements [Member] | Minimum [Member] | Volatility Rate [Member]
Warrants, measurement input										103
Warrant Exchange Agreements [Member] | Series I Warrants [Member]
Issuance of common stock for cash, shares										48,786
Warrant exercise price | $ / shares										$ 13.80
Warrant Exchange Agreements [Member] | Warrant Holders [Member]
Issuance of common stock for cash, shares										48,786
Stock and warrants issued amount | $										$ 972,368
Warrants retired amount | $										655,507
Deemed dividend amount | $										$ 316,861
Warrant exchange description										On April 19, 2018, the Company entered into separate Warrant Exchange Agreements with the holders of existing warrants issued in the Merger to purchase shares of common stock, pursuant to which, on the closing date, the Merger Warrant Holders exchanged each Merger Warrant for 1/18 of a share of common stock and 1/12 of a warrant to purchase a share of common stock. In connection with the Exchange Agreements, the Company issued an aggregate of (i) 48,786 new shares of common stock and (ii) Series I Warrants to purchase an aggregate of 73,178 shares of common stock. The Company valued (a) the stock and warrants issued in the amount of $972,368, (b) the warrants retired in the amount of $655,507, and (c) recorded the difference as deemed dividend in the amount of $316,861. See below under "Warrants" for further details.
Warrant Exchange Agreements [Member] | Warrant Holders [Member] | Series I Warrants [Member]
Warrants to purchase share of common stock										73,178
Securities Purchase Agreement [Member] | Series H-4 Convertible Preferred Stock [Member]
Warrants to purchase share of common stock											424,533
Conversion of stock, shares converted											424,533
Preferred shares authorized											25,472
Preferred shares par value | $ / shares											$ 0.0001
Warrant exercise price | $ / shares											15.60
Purchase price per | $ / shares											$ 235.50
Closing price of the common stock, description											The closing price of the Common Stock on the Nasdaq Capital Market on March 7, 2018, plus $0.125 multiplied by (ii) 100. The aggregate purchase price for the Series H-4 Shares and Warrants was approximately $6.0 million. Subject to certain ownership limitations, the Warrants are immediately exercisable from the issuance date and are exercisable for a period of five years from the issuance date.
Securities Purchase Agreement [Member] | Series H-4 Convertible Preferred Stock [Member] | Warrants [Member]
Closing price of the common stock, description											The purchase price per Series H-4 Share and warrant was $235.50, equal to (i) the closing price of the common stock on the Nasdaq Capital Market on March 7, 2018, plus $0.125 multiplied by (ii) 100. The aggregate purchase price for the Series H-4 Shares and Warrants was approximately $6.0 million. Subject to certain ownership limitations, the Warrants are immediately exercisable from the issuance date and are exercisable for a period of five years from the issuance date.
Prior to Merger [Member]
Debt conversion, converted instrument, amount | $													$ 3,682,502
Convertible notes payable | $													$ 4,840,000
Debt conversion, converted instrument, shares issued													136,785
Pre-Modification [Member]
Fair value of common stock | $ / shares																					$ 2.40
Volatility rate																					2.31%
Dividend yield																					0.00%
Risk-free interest rate																					2.45%
Expected life																					2 months 30 days
Pre-Modification [Member] | Maximum [Member]
Exercise price | $ / shares																					$ 633.60
Pre-Modification [Member] | Minimum [Member]
Exercise price | $ / shares																					28.56
Post-Modification [Member]
Fair value of common stock | $ / shares																					$ 2.40
Volatility rate																					1.52%
Dividend yield																					0.00%
Post-Modification [Member] | Maximum [Member]
Exercise price | $ / shares																					$ 633.60
Risk-free interest rate																					2.69%
Expected life																					8 years 4 months 6 days
Post-Modification [Member] | Minimum [Member]
Exercise price | $ / shares																					$ 285.56
Risk-free interest rate																					2.62%
Expected life																					6 years 7 days